Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 15, 2022	Dec. 31, 2021	Nov. 30, 2019
Related Party Transaction [Line Items]
Due from related parties	$ 1,561	$ 1,683
Due to related parties	4,621	5,061
Revenue	267,381	411,757	$ 584,684
Cost of revenue	201,140	311,272	443,598
Loans payable, non-current	58,077	64,859
Forgiveness of related party payables	2,412	0	0
Total shareholders’ equity	28,365	120,594	133,611		$ 115,959
Noncontrolling Interest
Related Party Transaction [Line Items]
Total shareholders’ equity	0	1,889	0		$ 0
Related Party
Related Party Transaction [Line Items]
Revenue	462	0	0
Cost of revenue	2,103	8,745	$ 5,005
Loans payable, non-current	5,006	4,670
Related Party | Edmodo
Related Party Transaction [Line Items]
Forgiveness of related party payables	2,412
Related Party | Noncontrolling Interest | GEH Singapore
Related Party Transaction [Line Items]
Total shareholders’ equity		1,889
Related Party | Loans payable, related parties, non-current | Loans Payable
Related Party Transaction [Line Items]
Loans payable, non-current	$ 5,006	4,670
Related Party | July 2022 Related Party Loan Agreement
Related Party Transaction [Line Items]
Debt instrument, face amount				$ 10,000
Proceeds from loan repayment		$ 7,919
Related Party | November 2019 Non-interest-bearing Promissory Note
Related Party Transaction [Line Items]
Debt instrument, face amount						$ 45,800